Proposed Public Offering	Dec. 31, 2020
Equity [Abstract]
Proposed Public Offering
NOTE 3. PROPOSED PUBLIC OFFERING
Pursuant to the Proposed Public Offering, the Company will offer for sale up to
50,000,000
Units (or
57,500,000
Units if the underwriters’ over-allotment option is exercised in full) at a purchase price of $
10.00
per Unit.
Each Unit will consist of one Class A ordinary share and
one-fourth
of one redeemable warrant (each, a “Public Warrant”)
. Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $
11.50
per share, subject to adjustment (see Note 7).